Regulatory Capital Requirements (Risk Adjusted Capital Amounts And Ratios Japan) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012 Under Basel II [Member] Stand-Alone, BTMU [Member]	Mar. 31, 2012 Under Basel II [Member] Stand-Alone, MUTB [Member]	Mar. 31, 2012 Under Basel II [Member] Consolidated Entities [Member]	Mar. 31, 2012 Under Basel II [Member] Consolidated, BTMU [Member]	Mar. 31, 2012 Under Basel II [Member] Consolidated, MUTB [Member]	Mar. 31, 2013 Under Basel III [Member] Stand-Alone, BTMU [Member]	Mar. 31, 2013 Under Basel III [Member] Stand-Alone, MUTB [Member]	Mar. 31, 2013 Under Basel III [Member] Consolidated Entities [Member]	Mar. 31, 2013 Under Basel III [Member] Consolidated, BTMU [Member]	Mar. 31, 2013 Under Basel III [Member] Consolidated, MUTB [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital, Actual amount	¥ 11,514,330	¥ 1,899,969	¥ 12,742,525	¥ 11,716,158	¥ 1,869,189	¥ 11,501,001	¥ 2,039,037	¥ 14,673,951	¥ 12,034,152	¥ 2,035,576
Total capital to risk-weighted assets, Actual ratio	17.41%	15.76%	14.91%	16.27%	15.74%	18.52%	17.94%	16.68%	17.51%	17.79%
Tier I capital, Actual amount	8,333,966	1,410,875	10,522,282	8,473,187	1,470,672	8,685,464	1,502,425	11,214,815	9,015,774	1,575,140
Tier I capital to risk-weighted assets, Actual ratio	12.60%	11.71%	12.31%	11.76%	12.38%	13.99%	13.22%	12.74%	13.11%	13.77%
Common Equity Tier I capital, Actual amount						7,301,380	1,419,797	10,300,558	8,052,750	1,500,578
Common Equity Tier I capital to risk-weighted assets, Actual ratio						11.76%	12.49%	11.70%	11.71%	13.12%
Total capital, Amount for capital adequacy purposes	5,290,104	963,872	6,836,528	5,759,478	949,729	4,966,322	908,852	7,037,491	5,497,550	914,984
Total capital to risk-weighted assets, Ratio for capital adequacy purposes	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Tier I capital, Amount for capital adequacy purposes	2,645,052	481,936	3,418,264	2,879,739	474,864	2,793,556	511,229	3,958,589	3,092,372	514,678
Tier I capital to risk-weighted assets, Ratio for capital adequacy purposes	4.00%	4.00%	4.00%	4.00%	4.00%	4.50%	4.50%	4.50%	4.50%	4.50%
Common Equity Tier I capital, Amount for capital adequacy purposes						¥ 2,172,766	¥ 397,623	¥ 3,078,902	¥ 2,405,178	¥ 400,305
Common Equity Tier I capital to risk-weighted assets, Ratio for capital adequacy purposes						3.50%	3.50%	3.50%	3.50%	3.50%